Shareholders' Equity (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock options, granted		2,000		2,000
Stock options, exercised
Stock-based compensation	$ 43	$ 50	$ 82	$ 109	$ 206	$ 443
Restricted Stock Units (RSUs) [Member]
Restricted stock units, granted					77,000	74,000
Restricted Stock Units [Member]
Restricted stock units, granted	20,000		172,000	47,000	30,000
Vesting terms			The RSUs granted during 2019 vest over 36 months, with the first tranche vesting on the six month anniversary of the grant date, then in 30 substantially equal installments thereafter. The RSUs granted during 2020 vest quarterly over 24 months.
2019 Performance Incentive Plan [Member]
Stock option granted terms description			Stock options granted under the 2019 Plan may either be incentive stock options or nonqualified stock options, have a term of up to ten years, and are exercisable at a price per share not less than the fair market value on the date of grant.		Stock options granted under the 2019 Plan may either be incentive stock options or nonqualified stock options, have a term of up to ten years, and are exercisable at a price per share not less than the fair market value on the date of grant.
2019 Performance Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Stock option to purchase common stock			114,000		30,000
2019 Performance Incentive Plan [Member] | Common Stock [Member]
Stock option to purchase common stock			2,000		2,000
2019 Performance Incentive Plan [Member] | Maximum [Member]
Number of option available for grants	240,000		240,000		240,000
2010 Performance Incentive Plan [Member] | Common Stock [Member]
Stock option to purchase common stock			26,000		55,000
2010 Performance Incentive Plan [Member] | Restricted Stock Units [Member]
Stock option to purchase common stock			15,000		27,000
2014 Plan [Member]
Stock option to purchase common stock			85,000
Share-based awards expiration date, description			Expires in September 2024.